Discontinued operations - Net Cash Flows from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations [Abstract]
Cash flows from (used in) operating activities, discontinued operations	$ (1,607)	$ (1,412)
Cash flows from (used in) investing activities, discontinued operations	957	2,125
Cash flows from (used in) financing activities, discontinued operations	(20)	(6)
Increase (decrease) in cash and cash equivalents, discontinued operations	$ (670)	$ 707